Cover Page	May 31, 2024
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	May 31, 2024
Entity Registrant Name	GUESS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11893
Entity Tax Identification Number	95-3679695
Entity Address, Address Line One	Strada Regina 44
Entity Address, City or Town	Bioggio
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-6934
City Area Code	+41
Local Phone Number	91 809 5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000912463
Amendment Flag	false
Current Fiscal Year End Date	--02-01